PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	December 31,	December 31,
	2023	2022
Property	$1,958,723	$2,016,287
Leasehold improvement	477,349	367,235
Office equipment	147,734	161,997
Vehicles	141,649	144,986
Electronic equipment	129,162	133,850
Less: accumulated depreciation	(798,193)	(473,027)
	$2,056,424	$2,351,328